Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Non-current and Current Borrowings
The following table provides a breakdown for non-current and current borrowings:

	2025			2024
(€ thousands)	Committed loans	Other borrowings	Total borrowings	Committed loans	Other borrowings	Total borrowings
At January 1,	323,563	50,004	373,567	316,956	85,666	402,622
Proceeds	49,937	—	49,937	209,720	50,000	259,720
Repayments	(128,734)	(50,004)	(178,738)	(205,119)	(85,662)	(290,781)
Other	1,423	—	1,423	2,006	—	2,006
At December 31,	246,189	—	246,189	323,563	50,004	373,567
Of which:
Non-current	162,123	—	162,123	196,401	—	196,401
Current	84,066	—	84,066	127,162	50,004	177,166

Schedule of Tabular Form of Repayment Schedule for Borrowings
The repayment schedule for borrowings is summarized below:

(€ thousands)	At December 31, 2025	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	246,189	84,066	98,686	58,735	4,702	—
Other borrowings	—	—	—	—	—	—
Total borrowings	246,189	84,066	98,686	58,735	4,702	—

(€ thousands)	At December 31, 2024	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	323,563	127,162	83,682	99,263	8,754	4,702
Other borrowings	50,004	50,004	—	—	—	—
Total borrowings	373,567	177,166	83,682	99,263	8,754	4,702

Schedule of Details of Borrowings
The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2025
Borrower	Interest rate	Interest rate terms	Expiry date	Current	Non-current
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.94%	January 2026	10,056	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.90%	April 2026	50,246	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.78%	December 2026	13,437	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.90%	June 2027	515	49,975
Ermenegildo Zegna N.V.	Variable	IRS + 0.88%	June 2027	46	30,000
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.85%	August 2027	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.90%	June 2028	—	9,993
Ermenegildo Zegna N.V.	Fixed	0.75%	September 2028	4,018	8,074
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.94%	December 2028	10	39,966
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.82%	November 2029	4,748	14,106
Other borrowing facilities	Fixed	1.85% - 2.95%	Up to 2027	990	9
	Variable (1)	2.01%
Total				84,066	162,123
of which fixed				4,693	8,083
of which variable				79,373	154,040
______________________
(1)Represents the spread over the variable component of the interest rate, which is generally based on Euribor.

				At December 31, 2024
Borrower	Interest rate	Interest rate terms	Expiry date	Current	Non-current
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	Euribor 1m	January 2025	35,030	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m	January 2025	15,025	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.80%	February 2025	40,172	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.94%	May 2025	1,450	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.97%	December 2025	40,002	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.94%	January 2026	77	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.90%	April 2026	275	49,977
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.77%	December 2026	6,533	13,483
Ermenegildo Zegna N.V.	Variable	IRS + 0.90%	June 2027	790	49,925
Ermenegildo Zegna N.V.	Variable	IRS + 0.88%	June 2027	53	30,000
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.85%	August 2027	—	10,000
Ermenegildo Zegna N.V.	Fixed	0.74%	September 2028	3,998	12,068
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.82%	November 2029	1,238	18,808
Co.Ti Service S.A.	Fixed	0.75%	February 2025	20,000	—
Co.Ti Service S.A.	Fixed	0.75%	April 2025	10,000	—
Other borrowing facilities	Fixed	1.63% - 2.32%	Up to 2027	2,523	2,140
	Variable (1)	1.43% - 3.90%
Total				177,166	196,401
of which fixed				35,014	12,752
of which variable				142,152	183,649
______________________
(1)Represents the spread over the variable component of the interest rate, which is generally based on Euribor.